Supplement to the John Hancock Equity Funds Prospectus
                               dated March 1, 2005


John Hancock Sovereign Investors Fund

On page 29, the "Portfolio Managers" section has been deleted and replaced with the following:

Portfolio Managers

  John F. Snyder, III
   Joined fund team in 1983
  Barry Evans, CFA
   Joined fund team in 1996

On page 44, the Management Biography for Peter M. Schofield has been deleted.


April 15, 2005

                   Supplement to the John Hancock Equity Funds
              Institutional Class I Prospectus dated March 1, 2005


John Hancock Sovereign Investors Fund

On page 21, the "Portfolio Managers" section has been deleted and replaced with the following:

Portfolio Managers

  John F. Snyder, III
   Joined fund team in 1983
  Barry Evans, CFA
   Joined fund team in 1996

On page 32, the Management Biography for Peter M. Schofield has been deleted.


April 15, 2005

           Supplement to the John Hancock Retirement Funds Prospectus
                               dated March 1, 2005


John Hancock Sovereign Investors Fund

On page 13, the "Portfolio Managers" section has been deleted and replaced with the following:

Portfolio Managers

  John F. Snyder, III
   Joined fund team in 1983
  Barry Evans, CFA
   Joined fund team in 1996

On page 26, the Management Biography for Peter M. Schofield has been deleted.


April 15, 2005